Exhibit 1. Consolidated subsidiaries, associates, and joint ventures - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of consolidated subsidiaries, associates and joint ventures
Net equity	$ 113,903,089	$ 90,583,772	$ 53,499,363	$ 58,231,628
Profit (loss) for the period	35,199,480	17,630,554	$ 2,737,853
Total assets	302,792,431	242,426,616
Total liabilities	$ 188,889,342	$ 151,842,844
Equion Energia Limited
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	US Dollar
Ownership interest Ecopetrol, joint venture	51.00%
Activity, joint venture	Exploration and exploitationof hydrocarbons
Country/Domicile, joint venture	United Kingdom
Geographic area of operations, joint venture	Colombia
Net equity	$ 1,639,264
Profit (loss) for the period	50,783
Total assets	1,711,972
Total liabilities	$ 72,708
Ecodiesel Colombia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol, joint venture	50.00%
Activity, joint venture	Production, trading, and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Net equity	$ 109,229
Profit (loss) for the period	77,729
Total assets	248,791
Total liabilities	$ 139,562
Serviport S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol, associate	49.00%
Activity, associate	Services for the supportof loading andunloading of oil ships,supply of equipment,technical inspections,and load measurements
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 16,589
Profit (loss) for the period	(653)
Total assets	38,776
Total liabilities	$ 22,187
Sociedad Portuaria Olefinas y Derivados S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional currency	Colombian Peso
Ownership interest Ecopetrol, associate	50.00%
Activity, associate	Construction, use,maintenanceand administrationof port facilities,ports, private docks.
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 5,362
Profit (loss) for the period	1,323
Total assets	8,940
Total liabilities	$ 3,578